Parent Only Financial Information (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Interest income	$ 11,298	$ 11,332
Provision for loan losses	300	443
Other non-interest expenses	8,123	7,681
Income before income taxes	993	1,391
Income tax expense	336	452
Net income (loss)	657	939
Preferred stock dividends	90	33
Net income attributable to common shareholders	567	906
Parent Company [Member]
Interest income	121	122
Equity in (loss) income of Bank	843	873
Provision for loan losses	0	72
Other non-interest expenses	435	92
Income before income taxes	529	831
Income tax expense	(128)	(108)
Net income (loss)	657	939
Preferred stock dividends	90	33
Net income attributable to common shareholders	$ 567	$ 906